Stock-based Compensation - Activity (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning of period	599,800	679,500	519,500
Number of shares granted			450,000
Number of shares forfeited/expired	(6,550)	(79,700)	(290,000)
Number of shares outstanding, end of period	593,250	599,800	679,500	519,500
Number of shares exercisable	593,250	599,800	229,500	519,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period	¥ 857	¥ 905	¥ 1,595
Weighted average exercise price, granted			752
Weighted average exercise price, forfeited/expired	128	1,266	1,903
Weighted average exercise price, outstanding, end of period	865	857	905	¥ 1,595
Weighted average exercise price exercisable	¥ 865	¥ 857	¥ 1,205	¥ 1,595
Weighted average remaining contractual term, outstanding	2 years 8 months 12 days	3 years 6 months	4 years 3 months 18 days	6 years 8 months 12 days
Weighted average remaining contractual term, exercisable	2 years 8 months 12 days	3 years 6 months	5 years 4 months 24 days	6 years 8 months 12 days
Aggregated intrinsic value, outstanding, beginning of period	¥ 192,570	¥ 531,518
Aggregated intrinsic value, outstanding, end of period of period	150,696	192,570	¥ 531,518
Aggregated intrinsic value, exercisable	150,696	192,570	123,891
Stock option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized	¥ 0
Employee Stock Options Ninth Series
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized		181,308
Unrecognized compensation cost		0	0
Employee Stock Options Eighth Series
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized		¥ 15,545	¥ 0